UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland October 28, 2008

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	50

Form 13F Information Table Value Total:	103454

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abitibi Bowater Inc.           COM              003687100      174    45000 SH       SOLE                    45000
American Express Co.           COM              025816109     3096    87375 SH       SOLE                    87375
Amgen Inc.                     COM              031162100     2834    47820 SH       SOLE                    47820
Apple Inc.                     COM              037833100     2990    26304 SH       SOLE                    26304
Applied Materials Inc.         COM              038222105     1722   113810 SH       SOLE                   113810
Barr Pharmaceuticals Inc       COM              068306109     4134    63315 SH       SOLE                    63315
Bristol-Myers Squibb Co.       COM              110122108     2018    96803 SH       SOLE                    96803
CIBER Inc.                     COM              17163B102      274    39248 SH       SOLE                    39248
Capital One Financial Corp.    COM              14040H105     1442    28280 SH       SOLE                    28280
Citigroup, Inc.                COM              172967101     2029    98905 SH       SOLE                    98905
Computer Sciences Corp         COM              205363104     2409    59934 SH       SOLE                    59934
Conseco, Inc.                  COM              208464883       98    27819 SH       SOLE                    27819
Costco Wholesale Corp          COM              22160K105     5158    79435 SH       SOLE                    79435
Deere & Company                COM              244199105      247     5000 SH       SOLE                     5000
Discover Financial Service     COM              254709108     2403   173908 SH       SOLE                   173908
DuPont de Nemours & Co.        COM              263534109     2726    67635 SH       SOLE                    67635
EMC Corporation                COM              268648102     2647   221280 SH       SOLE                   221280
Energy Transfer Partners       COM                            1208    32800 SH       SOLE                    32800
Exxon Mobil Corporation        COM              30231G102     4043    52062 SH       SOLE                    52062
Flextronics International Ltd. COM              Y2573F102     1805   254935 SH       SOLE                   254935
Gap Inc.                       COM              364760108     1643    92400 SH       SOLE                    92400
General Electric Co            COM              369604103     3151   123572 SH       SOLE                   123572
General Motors Corp.           COM              370442105      712    75350 SH       SOLE                    75350
Hartford Financial Services    COM              416515104     1621    39550 SH       SOLE                    39550
Honeywell Intl Inc             COM              438516106     3009    72414 SH       SOLE                    72414
IBM Corp                       COM              459200101     5315    45440 SH       SOLE                    45440
Illinois Tool Works Inc.       COM              452308109      734    16505 SH       SOLE                    16505
Intel Corporation              COM              458140100     3567   190449 SH       SOLE                   190449
JPMorgan Chase & Co            COM              46625H100     3664    78466 SH       SOLE                    78466
Johnson & Johnson              COM              478160104      221     3190 SH       SOLE                     3190
Legg Mason                     COM              524901105     1565    41130 SH       SOLE                    41130
Lowes Companies Inc.           COM              548661107     3399   143463 SH       SOLE                   143463
Micron Technology Inc          COM              595112103      829   204635 SH       SOLE                   204635
Microsoft Corporation          COM              594918104     2659    99613 SH       SOLE                    99613
Morgan Stanley                 COM              617446448     2905   126310 SH       SOLE                   126310
Motorola Inc.                  COM              620076109      739   103522 SH       SOLE                   103522
Nokia Corporation              COM              654902204     2356   126320 SH       SOLE                   126320
PepsiCo, Inc.                  COM              713448108      223     3130 SH       SOLE                     3130
Pfizer Inc.                    COM              717081103     2058   111617 SH       SOLE                   111617
Schering-Plough Corp.          COM              806605101     2089   113092 SH       SOLE                   113092
Seagate Technology             COM              G7945J104      373    30785 SH       SOLE                    30785
Smithfield Foods Inc           COM              832248108     1129    71090 SH       SOLE                    71090
Telkonet, Inc.                 COM              879604106      417  1262200 SH       SOLE                  1262200
Texas Instruments, Inc.        COM              882508104     2755   128150 SH       SOLE                   128150
Time Warner Inc                COM              887317105      793    60515 SH       SOLE                    60515
Verizon Communications, Inc.   COM              92343V104     3789   118063 SH       SOLE                   118063
Windstream Corporation         COM              97381W104     2428   221900 SH       SOLE                   221900
Wyndham Worldwide Corp         COM              98310W108     2584   164470 SH       SOLE                   164470
eBay Inc.                      COM              278642103     3270   146125 SH       SOLE                   146125
Storage Computer Corp.                          86211A101        0   672775 SH       SOLE                   672775